SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 3)	1 Months Ended	5 Months Ended	12 Months Ended
	Jun. 30, 2011	May 31, 2011	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 USD USD ($)	Dec. 31, 2012 EUR USD ($)	Dec. 31, 2012 EUR EUR (€)	Dec. 31, 2012 RMB USD ($)	Dec. 31, 2012 RMB CNY	Dec. 31, 2012 AUD USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2012 In PRC USD USD ($)	Dec. 31, 2012 In PRC EUR EUR (€)	Dec. 31, 2012 In PRC RMB CNY	Dec. 31, 2012 In PRC AUD	Dec. 31, 2012 In European Union USD USD ($)	Dec. 31, 2012 In European Union EUR EUR (€)	Dec. 31, 2012 In European Union RMB CNY	Dec. 31, 2012 In USA USD USD ($)	Dec. 31, 2012 In Asian Pacific USD USD ($)	Dec. 31, 2012 In Asian Pacific AUD
Warranty period one of solar modules for defects in materials and workmanship			2 years
Warranty period two of solar modules for defects in materials and workmanship		5 years	10 years
Warranty period of solar modules in relation to minimum power output			25 years
Warranty accrual rate as a percent of revenue			1.00%
Linear performance warranty of maximum decrease in module power output per year (as a percent)	0.70%
Foreign currency translation and foreign currency risk
Cash and cash equivalents and restricted cash denominated in local currency						$ 548,000,000		€ 136,000,000		912,000,000		19,000,000	$ 498,000,000	€ 96,000,000	911,000,000	10,000,000	$ 1,000,000	€ 40,000,000	1,000,000	$ 43,000,000	$ 6,000,000	9,000,000
Cash and cash equivalents and restricted cash denominated in RMB, USD equivalent			145,036,568	208,427,732		548,000,000	179,000,000		145,000,000		20,000,000
Cash and cash equivalents and restricted cash held in major financial institutions (as a percent)			97.00%
Cash and cash equivalents and restricted cash held in major financial institutions			892,130,031
Derivative financial instruments
Derivative gain (loss)			8,541,721	(11,393,346)	9,475,794
Earnings (loss) per share
Net income (loss) attributable to Trina Solar Limited shareholders - basic			(266,555,392)	(37,820,093)	311,452,980
Finance charge related to convertible notes					9,419,771
Net income (loss) attributable to Trina Solar Limited shareholders - diluted			$ (266,555,392)	$ (37,820,093)	$ 320,872,751
Weighted average number of ordinary shares outstanding - basic			3,534,829,694	3,521,182,416	3,402,701,503
Nonvested restricted shares					16,977,041
Share options					6,715,832
Convertible senior notes (in shares)					407,319,420
Weighted average number of ordinary shares outstanding - diluted			3,534,829,694	3,521,182,416	3,833,713,796
Earnings (loss) per ordinary share from operations - basic			$ (0.08)	$ (0.01)	$ 0.09
Earnings (loss) per ordinary share from operations - diluted			$ (0.08)	$ (0.01)	$ 0.08